FINANCIAL INCOME (Tables)	12 Months Ended
Dec. 31, 2024
FINANCIAL INCOME
Schedule of analysis of financial income

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2024	2023	2022

Interest income on time deposits	1,729,070	727,747	478,523
Interest income on credit sales	1,373,524	537,512	298,737
Foreign currency exchange gains	654,812	3,483,863	3,599,091
Fair value gains on financial assets measured at fair value (Note 4)	127,621	342,921	121,801
Interest received on financial investment (Note 4)	1,676	1,709	—
Other	131,274	16,692	54,328

	4,017,977	5,110,444	4,552,480